Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Partners International Core Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the materials, real estate and energy sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in SAP SE, a provider of enterprise application software; ARM Holdings PLC, a United Kingdom-based microprocessor and graphics processing units manufacturer; Erste Group Bank AG, an Austria-based bank; Recruit Holdings Co., Ltd., a Japan-based provider of HR technology and business solutions; and Booking Holdings, Inc., an online travel portal, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communications services sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the financials and communication services sectors, and an overweight to the consumer staples sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in Denmark-based Vestas Wind Systems A/S, a manufacturer of wind turbines; Samsung Electronics Co., Ltd., a South Korea-based manufacturer of electronics and semiconductor components; Germany-based Infineon Technologies AG, a semiconductor supplier to the automotive industry; KDDI Corp., a Japan-based telecommunications service provider; and lululemon athletica, Inc., an athletic apparel designer and retailer based in Canada, were top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	5.86	4.83	4.01
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,811,316,080
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 15,503,792
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,811,316,080
Total number of portfolio holdings	50
Management services fees (represents 0.80% of Fund average net assets)	$ 15,503,792
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	5.7%
ASML Holding NV	3.4%
Siemens AG, Registered Shares	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Unilever PLC	3.0%
Roche Holding AG, Genusschein Shares	3.0%
RELX PLC	3.0%
Sony Group Corp.	2.9%
Shell PLC	2.9%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	5.7%
ASML Holding NV	3.4%
Siemens AG, Registered Shares	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Unilever PLC	3.0%
Roche Holding AG, Genusschein Shares	3.0%
RELX PLC	3.0%
Sony Group Corp.	2.9%
Shell PLC	2.9%
Schneider Electric SE	2.7%

Variable Portfolio – Partners International Core Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the materials, real estate and energy sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in SAP SE, a provider of enterprise application software; ARM Holdings PLC, a United Kingdom-based microprocessor and graphics processing units manufacturer; Erste Group Bank AG, an Austria-based bank; Recruit Holdings Co., Ltd., a Japan-based provider of HR technology and business solutions; and Booking Holdings, Inc., an online travel portal, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the financials, industrials and communications services sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the financials and communication services sectors, and an overweight to the consumer staples sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in Denmark-based Vestas Wind Systems A/S, a manufacturer of wind turbines; Samsung Electronics Co., Ltd., a South Korea-based manufacturer of electronics and semiconductor components; Germany-based Infineon Technologies AG, a semiconductor supplier to the automotive industry; KDDI Corp., a Japan-based telecommunications service provider; and lululemon athletica, Inc., an athletic apparel designer and retailer based in Canada, were top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	5.58	4.57	3.76
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,811,316,080
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 15,503,792
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,811,316,080
Total number of portfolio holdings	50
Management services fees (represents 0.80% of Fund average net assets)	$ 15,503,792
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	5.7%
ASML Holding NV	3.4%
Siemens AG, Registered Shares	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Unilever PLC	3.0%
Roche Holding AG, Genusschein Shares	3.0%
RELX PLC	3.0%
Sony Group Corp.	2.9%
Shell PLC	2.9%
Schneider Electric SE	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	5.7%
ASML Holding NV	3.4%
Siemens AG, Registered Shares	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Unilever PLC	3.0%
Roche Holding AG, Genusschein Shares	3.0%
RELX PLC	3.0%
Sony Group Corp.	2.9%
Shell PLC	2.9%
Schneider Electric SE	2.7%